Summary of Significant Accounting Policies - Schedule of Outstanding Shares of Common Stock Equivalents Excluded From Diluted Net Loss Per Share (Details) - shares	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share				2,371,710	2,367,543
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	2,919,493	2,919,493	1,166,863	486,755	333,588
Common stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	8,495,316	8,495,316	1,670,352	620,054	57,473